Interest-Bearing Loans and Borrowings (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest-bearing loans and borrowings [Abstract]
Secured term loan, Currency	SGD
Secured term loan, Tenure	2019 to 2036
Secured term loan, Face value	$ 18,191	$ 19,176
Secured term loan, Carrying amount	$ 18,191	19,176
Unsecured term loan, Currency	SGD
Unsecured term loan, Tenure	May-19
Unsecured term loan, Face value	$ 10,765	11,041
Unsecured term loan, Carrying amount	$ 10,765	10,590
Venture debt term loan, Currency	SGD
Venture debt term loan, Tenure	2018
Venture debt term loan, Face value		1,544
Venture debt term loan, Carrying amount		1,544
Trust receipts, Currency	SGD
Trust receipts, Tenure	January to June 2019
Trust receipts, Face value	$ 22,965	20,467
Trust receipts, Carrying amount	$ 22,965	20,467
Other borrowings, Currency	SGD
Other borrowings, Tenure	January to May 2019
Other borrowings, Face value	$ 7,297	6,637
Other borrowings, Carrying amount	$ 7,297	6,637
Others, Currency	Various
Others, Face value	$ 145	129
Others, Carrying amount	145	129
Debt repayment, Face value	59,363	58,994
Debt repayment, Carrying amount	$ 59,363	$ 58,543